Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	₩ 3,126,534	₩ 3,616,016	₩ 4,095,051
Income tax expense computed at statutory rate	847,017	982,287	990,540
Adjustments:
Tax credits	(39,709)	(32,103)	(40,757)
Additional income tax expense for prior years (over provisions from prior years)	(35,389)	44,336	(20,912)
Tax effect from tax audit	14,775	130,196
Investment in subsidiaries, associates and joint ventures	317,977	114,856	(12,510)
Tax effects due to permanent differences	(5,588)	64,708	72,421
Effect of tax rate change			175,647
Others	(10,714)	379,350	21,311
Adjustments	241,352	701,343	195,200
Income tax expense	₩ 1,088,369	₩ 1,683,630	₩ 1,185,740
Effective tax rate	34.81%	46.56%	28.96%